Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Times Boats Segment	Dec. 31, 2013 Boats Times	Dec. 31, 2012 Times Boats
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Number of time charters	5	3	2
Number of bareboat charters	3	2	2
Number of reportable segments	1
Minimum [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%